Average Annual Total Returns - Class K - iShares Short-Term TIPS Bond Index Fund	Apr. 30, 2021
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	5.07%
Since Inception	2.86%
Class K
Average Annual Return:
1 Year	4.87%
Since Inception	2.77%
Inception Date	Feb. 16, 2016
Class K | After Taxes on Distributions
Average Annual Return:
1 Year	4.36%
Since Inception	1.90%
Inception Date	Feb. 16, 2016
Class K | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.88%
Since Inception	1.73%
Inception Date	Feb. 16, 2016